INCOME TAXES - Provision (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Canada	CAD 113	CAD 117	CAD 45
Foreign	36	40	92
Total	149	157	137
Deferred
Canada	(203)	97	33
Foreign	751	95	(135)
Deferred – U.S. Tax Reform	(804)	0	0
Total	(256)	192	(102)
Income Tax (Recovery)/Expense	CAD (107)	CAD 349	CAD 35